UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01682 )

Exact name of registrant as specified in charter: Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/07 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
Omnicom Group, Inc.	664,548	$69,584,821

Aerospace and Defense (7.3%)
Boeing Co. (The)	1,856,200	172,626,600
General Dynamics Corp.	1,413,300	110,944,050
L-3 Communications Holdings, Inc.	1,291,000	116,099,630
United Technologies Corp.	2,331,900	156,540,447
		556,210,727

Automotive (1.4%)
Harley-Davidson, Inc. (S)	1,652,399	104,629,905

Banking (1.2%)
Commerce Bancorp, Inc.	1,331,900	44,538,736
Wells Fargo & Co. (S)	1,275,500	45,777,695
		90,316,431

Biotechnology (2.7%)
Amgen, Inc. (NON)	1,830,400	117,401,856
Genentech, Inc. (NON) (S)	1,091,000	87,269,090
		204,670,946

Building Materials (0.5%)
Sherwin-Williams Co. (The)	670,500	42,757,785

Commercial and Consumer Services (2.1%)
Alliance Data Systems Corp. (NON) (S)	1,165,685	74,207,507
Dun & Bradstreet Corp. (The)	491,411	44,374,413
Equifax, Inc. (S)	1,117,700	44,484,460
		163,066,380

Communications Equipment (5.1%)
Cisco Systems, Inc. (NON)	10,361,300	277,061,162
Qualcomm, Inc. (SEG)	2,568,900	112,517,820
		389,578,982

Computers (5.3%)
Apple Computer, Inc. (NON) (SEG)	1,806,900	180,328,620
Dell, Inc. (NON) (S)	3,653,600	92,107,256
EMC Corp. (NON) (S)	4,219,300	64,048,974
Network Appliance, Inc. (NON) (S)	1,891,400	70,378,994
		406,863,844

Conglomerates (1.6%)
Danaher Corp. (S)	1,701,900	121,158,261

Consumer Finance (2.8%)
Capital One Financial Corp.	1,633,940	121,336,384
Countrywide Financial Corp.	2,495,500	92,533,140
		213,869,524

Consumer Goods (1.8%)
Colgate-Palmolive Co.	855,400	57,944,796
Procter & Gamble Co. (The)	1,282,900	82,503,299
		140,448,095

Consumer Services (0.7%)
Liberty Media Holding Corp. - Interactive Class A (NON)	2,070,885	51,834,252

Electronics (1.3%)
Amphenol Corp. Class A	1,426,000	50,066,860
Microchip Technology, Inc. (S)	1,246,300	50,275,742
		100,342,602

Financial (1.8%)
American Express Co.	1,417,500	85,999,725
Moody's Corp. (S)	782,800	51,758,736
		137,758,461

Health Care Services (7.3%)
Express Scripts, Inc. (NON) (S)	949,100	90,686,505
Medco Health Solutions, Inc. (NON)	1,222,300	95,363,846
UnitedHealth Group, Inc.	4,042,500	214,495,050
WellPoint, Inc. (NON) (S)	1,955,600	154,433,732
		554,979,133

Homebuilding (0.6%)

NVR, Inc. (NON) (S)	57,824	47,646,976

Insurance (3.0%)
American International Group, Inc.	2,161,600	151,117,456
Berkshire Hathaway, Inc. Class B (NON)	20,675	75,008,900
		226,126,356

Investment Banking/Brokerage (8.5%)
Bear Stearns Cos., Inc. (The)	1,091,700	169,977,690
BlackRock, Inc. (S)	377,740	56,547,678
E*Trade Financial Corp. (NON)	2,645,500	58,412,640
Franklin Resources, Inc.	571,400	75,030,534
Goldman Sachs Group, Inc. (The)	1,068,120	233,501,713
T. Rowe Price Group, Inc. (S)	1,048,500	52,089,480
		645,559,735

Lodging/Tourism (1.7%)
Las Vegas Sands Corp. (NON) (S)	567,600	48,353,844
Royal Caribbean Cruises, Ltd.	920,900	38,281,813
Wyndham Worldwide Corp. (NON)	1,198,100	41,454,260
		128,089,917

Machinery (2.4%)
Caterpillar, Inc.	1,182,400	85,865,888
Joy Global, Inc.	367,193	18,590,982
Parker-Hannifin Corp.	813,500	74,955,890
		179,412,760

Media (1.0%)
Walt Disney Co. (The) (S)	2,207,400	77,214,852

Medical Technology (3.8%)
Becton, Dickinson and Co.	932,200	73,354,818
Medtronic, Inc. (S)	2,534,800	134,166,963
Nobel Biocare Holding AG (Switzerland)	106,944	38,617,422
St. Jude Medical, Inc. (NON)	1,031,000	44,116,490
		290,255,693

Oil & Gas (1.4%)
Devon Energy Corp.	408,000	29,730,960
EOG Resources, Inc.	535,800	39,349,152
Valero Energy Corp. (S)	568,100	39,897,663
		108,977,775

Pharmaceuticals (3.4%)
Johnson & Johnson	3,469,400	222,804,868
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	868,900	33,287,559
		256,092,427

Publishing (2.1%)
McGraw-Hill Cos., Inc. (The)	2,424,700	158,890,591

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	2,591,104	87,708,870

Restaurants (2.6%)
Starbucks Corp. (NON) (S)	2,951,700	91,561,734
Yum! Brands, Inc.	1,765,200	109,195,272
		200,757,006

Retail (8.5%)
Abercrombie & Fitch Co. Class A (S)	460,200	37,579,932
Bed Bath & Beyond, Inc. (NON) (S)	1,317,600	53,679,024
Best Buy Co., Inc.	2,252,400	105,074,460
Home Depot, Inc. (The)	2,764,800	104,702,976
Kohl's Corp. (NON) (S)	489,300	36,227,772
Lowe's Cos., Inc. (S)	4,091,000	125,020,960
Ross Stores, Inc.	1,729,800	57,342,870
Staples, Inc.	5,338,600	132,397,280
		652,025,274

Semiconductor (1.2%)
Applied Materials, Inc. (S)	4,758,600	91,460,292

Software (8.0%)
Adobe Systems, Inc. (NON) (S)	2,598,000	107,972,880
Autodesk, Inc. (NON)	1,651,900	68,173,913
Microsoft Corp.	8,885,400	266,028,876
Oracle Corp. (NON) (S)	8,953,300	168,322,040
		610,497,709

Technology Services (5.2%)
Automatic Data Processing, Inc.	1,728,400	77,363,184
eBay, Inc. (NON) (S)	3,574,700	121,325,318
Google, Inc. Class A (NON) (S)	359,692	169,551,615
Western Union Co. (The)	1,263,911	26,605,327

		394,845,444

Telecommunications (0.1%)
MetroPCS Communications, Inc. (NON)	188,115	5,276,626

Textiles (0.3%)
Coach, Inc. (NON) (S)	414,100	20,220,503

Transportation Services (0.4%)
Expeditors International of Washington, Inc. (S)	677,540	28,321,172

Total common stocks (cost $6,856,551,994)		$7,557,450,127

SHORT-TERM INVESTMENTS (12.9%)(a)

	Principal amount	Value

Countrywide Financial Corp. for an effective yield of
5.33%, May 1, 2007	$81,000,000	$80,988,007
Interest in $610,000,000 tri-party repurchase
agreement dated April 30, 2007 with Bank of America
Securities, LLC due May 1, 2007 with respect to
various U.S. Government obligations -- maturity value
of $54,007,845 for an effective yield of 5.23%
(collateralized by Fannie Mae securities with a coupon
rate of 5.00% due July 1, 2035, valued at $619,615,116)	54,000,000	54,000,000
Short-term investments held as collateral for loaned
securities with yields ranging from 5.23% to 5.46% and
due dates ranging from May 1, 2007 to June 22, 2007 (d)	853,178,187	851,823,651

Total short-term investments (cost $986,811,658)		$986,811,658

TOTAL INVESTMENTS

Total investments (cost $7,843,363,652) (b)		$8,544,261,785

FUTURES CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	407	$15,297,095	Jun-07	$56,018
S&P 500 Index (Long)	161	59,908,100	Jun-07	18,541

Total				$74,559

NOTES

(a) Percentages indicated are based on net assets of $7,628,050,392.

(b) The aggregate identified cost on a tax basis is $7,851,873,953, resulting in gross unrealized appreciation and depreciation of $841,791,672 and $149,403,840, respectively, or net unrealized appreciation of $692,387,832.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2007, the value of securities loaned amounted to $855,480,192. The fund received cash collateral of $851,823,651 which is pooled with collateral of other Putnam funds into 35 issues of high-grade, short-term investments. The fund also received high quality, highly rated securities of $25,615,500 in non-cash collateral.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,098,685 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $677,974,859 and $677,974,859, respectively.

(S) Securities on loan, in part or in entirety, at April 30, 2007.

At April 30, 2007, liquid assets totaling $74,559 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At April 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007